Certain risks and concentration	12 Months Ended
Dec. 31, 2022
Certain risks and concentration
Certain risks and concentration

26.          Certain risks and concentration

PRC regulations

Current PRC laws and regulations place certain restrictions on foreign ownership of companies that engage in internet businesses, including the provision of online advertising services and live streaming service. Specifically, foreign ownership in an internet content provider or other value-added telecommunication service providers may not exceed 50%. The Group conducts its operations in China principally through contractual arrangements among Giganology Shenzhen, its wholly-owned PRC subsidiary, Shenzhen Xunlei and its shareholders. Shenzhen Xunlei holds the licenses and permits necessary to conduct its resource discovery network, online advertising, online games and related businesses in China and hold various operating subsidiaries that conduct a majority of its operations in China. The Company conducts substantially all of its operations in China through, Shenzhen Xunlei, a variable interest entity, which it consolidates as a result of a series contractual arrangements entered. If the Company had ownership of Shenzhen Xunlei, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of Shenzhen Xunlei, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on Shenzhen Xunlei and its shareholders’ performance of their contractual obligations to exercise effective control. In addition, its operating contract with Shenzhen Xunlei has a term of ten years, which is subject to Giganology Shenzhen’s unilateral termination right. None of Shenzhen Xunlei or its shareholders may terminate the contracts prior to the expiration date.

Further, the Group believes that the contractual arrangements among Giganology Shenzhen, Shenzhen Xunlei and its shareholders are in compliance with PRC law and are legally enforceable. However, the Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. The PRC government may also require the Company to restructure the Group’s operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group’s business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of Shenzhen Xunlei and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate Shenzhen Xunlei and its subsidiaries. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Giganology Shenzhen or Shenzhen Xunlei.

As stated above, Shenzhen Xunlei holds assets that are important to the operation of the Group’s business, including patents for proprietary technology, related domain names and trademarks. If Shenzhen Xunlei or its subsidiaries falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct its business activities in China, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of Shenzhen Xunlei and its subsidiaries.

Shenzhen Xunlei and its subsidiaries’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include intangible assets, purchased property and equipment. The balances of these assets held by Shenzhen Xunlei and its subsidiaries are included in “property and equipment, net” and “intangible assets, net” in the consolidated balance sheet and specifically in the VIE table on the following page. The unrecognized revenue-producing assets mainly consist of license, patents, trademarks, and domain names which are not recorded in the financial statement as they did not meet the recognition criteria set in ASC 350-30-25. The licenses stated above primarily consist of licenses that grant Shenzhen Xunlei and its subsidiaries the right to produce and broadcast internet, radio, and television programs. One of them is the ICP licenses as described in note 1.

26.          Certain risks and concentration (Continued)

PRC regulations (Continued)

As of December 31, 2022, Shenzhen Xunlei and its subsidiaries held patents granted in the PRC and in the United States. Presently, certain patent applications are being examined by the State Intellectual Property Office of the PRC.

As of December 31, 2022, Shenzhen Xunlei and its subsidiaries have applied to register trademarks, of which the Company has received registered trademarks in different applicable trademark categories, including registered with World Intellectual Property Organization.

The following financial information of the consolidated VIEs (including VIE and VIE’s subsidiaries) was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2021	2022
Current assets:
Cash and cash equivalents	16,645	52,142
Short-term investments	6,373	—
Accounts receivable, net	26,003	29,162
Amount due from group companies	3,102	5,326
Due from related parties	15,387	13,121
Inventories	1,363	457
Prepayments and other current assets	7,142	2,574
Total current assets	76,015	102,782
Non-current assets:
Long-term investments	6,467	5,345
Property and equipment, net	57,417	61,545
Intangible assets, net	8,299	6,546
Goodwill	23,136	21,179
Long-term prepayments and other assets	2,684	2,094
Right-of-use assets	27	865
Restricted cash	4,078	7,654
Total assets	178,123	208,010
Current liabilities:
Accounts payable	23,789	23,398
Amount due to group companies	146,732	71,925
Due to related parties	91	—
Bank borrowings	2,876	7,024
Contract liabilities and deferred income	36,740	37,781
Income tax payable	2,451	3,342
Accrued liabilities and other payables	42,449	43,446
Lease liabilities, current portion	18	283
Total current liabilities	255,146	187,199
Non-current liabilities:
Contract liabilities and deferred income	845	876
Deferred tax liabilities	930	687
Amount due to group companies	31,369	97,617
Bank borrowings	17,291	24,750
Lease liabilities	7	299
Total liabilities	305,588	311,428

26.          Certain risks and concentration (Continued)

PRC regulations (Continued)

	Years ended December 31,
(In thousands)	2020	2021	2022
Third-party revenues	186,679	228,736	301,853
Third-party costs of revenues	(92,388)	(109,722)	(171,116)
Inter-company operating expenses	(7,177)	(8,032)	(4,863)
Third-party operating expenses	(101,421)	(110,367)	(115,578)
Net (loss)/income attributable to Xunlei Limited	(10,673)	2,913	11,136

	Years ended December 31,
(In thousands)	2020	2021	2022
Purchases of goods and services from group companies	—	—	(29,738)
Other operating activities with external parties	(13,423)	24,945	54,684
Net cash (used in)/generated from operating activities	(13,423)	24,945	24,946
Loans to group companies	(6,329)	—	—
Repayment of loans from group companies	502	—	—
Other investing activities with external parties	(9,160)	(19,417)	(8,801)
Net cash used in investing activities	(14,987)	(19,417)	(8,801)
Loans from group companies	2,542	23,527	25,580
Repayment of loans to group companies	(4,300)	(24,425)	(10,830)
Other financing activities with external parties	7,154	(223)	13,388
Net cash generated from/(used in) financing activities	5,396	(1,121)	28,138
	(23,014)	4,407	44,283

26.          Certain risks and concentration (Continued)

Foreign exchange risk

The Group’s financing activities are denominated mainly in USD. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC and exchange of foreign currencies into the RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The revenues and expenses of the Company’s subsidiaries, the VIE and VIE’s subsidiaries are generally denominated in RMB and their assets and liabilities are denominated in RMB.

Concentration of customer risk

The top 10 customers accounted for approximately 38%, 35% and 33% of the net revenues for the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, revenue from Customer A was USD21.0 million, USD14.9 million and USD8.2 million, accounted for approximately 11%, 6% and 2% of the Group’s total revenues, revenue from Customer B was USD14.2 million, USD31.4 million and USD49.4 million, accounted for approximately 8%, 13% and 14% of the Group’s total revenues, respectively. Other than this, no revenue derived from transactions with any other single customer represented 10% or more of the Group’s total revenues.

Credit risk

As of December 31, 2021 and 2022, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held at reputable financial institutions in the jurisdictions where the Company, the Company’s subsidiaries, the VIE and VIE’s subsidiaries are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Group has not experienced any losses on its deposits of cash and cash equivalents, restricted cash and short-term investments.

Prior to entering into sales agreements, the Group performs ongoing credit assessments of its customers, taking into account their financial position, credit history and other factors such as current market conditions. Further, the Group has not experienced any significant bad debts with respect to its accounts receivable for the years ended December 31, 2020, 2021 and 2022.

The Group is exposed to credit risk in relation to other assets comprised of due from related parties and other receivables, which are typically unsecured. In evaluating the collectability of the balances, the Group considered various factors, including the related parties and third parties’ repayment history and their credit-worthiness. An allowance for credit losses is made when collection of the full amount is no longer probable.

26.          Certain risks and concentration (Continued)

Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, the VIE and VIE’s subsidiaries in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, the VIE and VIE’s subsidiaries in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see note 2(aa)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, the VIE and VIE’s subsidiaries in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to USD172,120,000 as of December 31, 2022, or 56% of the Company’s total consolidated net assets. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, the VIE and VIE’s subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, the VIE and VIE’s subsidiaries in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.

Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries, the VIE and VIE’s subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.